37. Defined benefit pension plans and other post-employment benefits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Defined benefit pension plans and other post-employment benefits	R$ 2,359	R$ 4,291
PAMEC/ Asset Policy and Medical Plan [Member]
Disclosure of defined benefit plans [line items]
Defined benefit pension plans and other post-employment benefits	R$ 5,782	R$ 2,850